Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable [Abstract]
Summary of taxes payable
The following is a summary of taxes payable as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
VAT payable	23,225	17,140
Withholding individual income taxes for employees	10,840	9,389
Enterprise income taxes payable	11,253	5,888
Others	7,463	5,186

Total	52,781	37,603